Share-Based Payments (Narrative) (Details) - ₪ / shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Weighted average of the remaining contractual life of options outstanding	4 years 9 months 18 days
Exercise price NIS	₪ 0.01	₪ 15.66